COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2016	$108,720
2017	71,150
Total	$179,870